Subsequent Events (Details Narrative) - USD ($)	Jun. 01, 2020	Apr. 24, 2020	Apr. 12, 2020	Feb. 25, 2020	Dec. 02, 2018	Nov. 27, 2018	Jun. 04, 2018	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 30, 2018
Number of common stock shares issued					2,005	3,334	1,500,000
Common stock par value								$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Warrants to purchase of common stock				82,279
Warrants exercise price											$ 6.00
Subsequent Event [Member]
Loan amount			$ 312,700
Loan interest rate			1.00%
Loan maturity date			Apr. 12, 2022
Subsequent Event [Member] | Private Placement Offering [Member]
Number of common stock shares issued				1,300,000
Warrants exercise price				$ 0.79
Subsequent Event [Member] | April 2020 Purchase Agreement [Member]
Proceeds from contributed capital		$ 1,000,000
Number of common stock shares issued		1,886,793
Common stock par value		$ 0.405
Warrants exercised, value		$ 825,786
Subsequent Event [Member] | April 2020 Purchase Agreement [Member] | Private Placement Offering [Member]
Warrants to purchase of common stock		1,886,793
Purchase price per warrant		$ 0.125
Combined purchase price per share and warrant		0.53
Warrants exercise price		$ 0.405
Warrant term		5 years
Subsequent Event [Member] | June 2020 Purchase Agreement [Member]
Proceeds from contributed capital	$ 1,333,000
Number of common stock shares issued	2,930,402
Common stock par value	$ 0.33
Warrants exercised, value	$ 1,161,667
Subsequent Event [Member] | June 2020 Purchase Agreement [Member] | Private Placement Offering [Member]
Warrants to purchase of common stock	2,930,402
Purchase price per warrant	$ 0.125
Combined purchase price per share and warrant	0.455
Warrants exercise price	$ 0.33
Warrant term	5 years